Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 16,589	$ 20,416	$ 19,723
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,090	949	783
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	17,955	22,109
Total Investment Assets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,182	8,386
Total Investment Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,556	8,201
Total Investment Assets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,090	949
Total Investment Assets [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,127	4,573
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	536	410
Cash and short-term investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	72	114
Cash and short-term investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	464	296
Cash and short-term investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	466	603
Canada, U.S. and supranational [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	466	603
Canada, U.S. and supranational [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,861	5,343
Provinces of Canada and Municipalities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,861	5,343
Provinces of Canada and Municipalities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,389	1,493
Corporate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,389	1,493
Corporate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	363	365
Emerging market debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	363	365
Emerging market debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	16	19
Mortgages [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	16	19
Mortgages [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	997	723
Private debt [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	997	723
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	361	571
Canadian Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	354	571
Canadian Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	7	0
Canadian Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,931	4,388
U.S. Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,011	4,383
U.S. Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(80)	5
U.S. Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,310	2,951
International Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,310	2,951
International Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	689	625
Private Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Private Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(1)
Private Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Private Equities [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	690	625
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	404	370
Real estate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	249	272	279
Real estate [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	155	98
Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,198	978
Resource and royalties [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	365	293
Resource and royalties [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(8)	8
Resource and royalties [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	841	677	$ 504
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	720	654
Infrastructure [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	76	69
Infrastructure [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	644	585
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,390	1,173
Multi Strategy Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,390	1,173
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	8	50
Fixed Income Fund [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Fixed Income Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3
Fixed Income Fund [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Fixed Income Fund [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5	50
Commodity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	71	77
Commodity Fund [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	71	77
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	247	295
Equity Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	247	295
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	773	708
Global Macro Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	773	708
Downside Protection [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	70	74
Downside Protection [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	70	74
Downside Protection [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Downside Protection [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Alternative Risk Premia [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	155	239
Alternative Risk Premia [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	155	239
Investment-related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(1,479)	(1,780)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 113	$ 87